Cover	6 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	NORDICUS PARTNERS CORPORATION
Entity Central Index Key	0001011060
Entity Tax Identification Number	04-3186647
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	280 South Beverly Dr.
Entity Address, Address Line Two	Suite 505
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	(310)
Local Phone Number	666-0750
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	280 South Beverly Dr.
Entity Address, Address Line Two	Suite 505
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	(310)
Local Phone Number	666-0750
Contact Personnel Name	Henrik Rouf